Taxes and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2014
Taxes and Other Receivables [Abstract]
Schedule of taxes and other receivables
	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Government grants	562	-	34,168
Other receivables	9,010	11,062	11,331

	9,572	11,062	45,499